Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	$ 107.1	$ 67.0
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	17.0	22.0
Accounts and other receivables, net of allowance for doubtful accounts of US$1.1 million and US$0.8 million as of 31 March 2016 and 31 March 2015, respectively	173.3	133.3
Inventories	193.0	218.0
Prepaid expenses and other current assets	19.7	24.3
Insurance receivable - Asbestos	16.7	16.7
Workers' compensation - Asbestos	4.1	4.5
Deferred income taxes		17.3
Deferred income taxes - Asbestos		15.9
Total current assets	535.9	524.0
Property, plant and equipment, net	867.0	880.1
Insurance receivable - Asbestos	149.0	161.9
Workers' compensation - Asbestos	46.8	45.5
Deferred income taxes	25.9	12.9
Deferred income taxes - Asbestos	384.9	389.3
Other assets	30.9	30.8
Total assets	2,040.4	2,044.5
Current liabilities:
Accounts payable and accrued liabilities	127.2	149.6
Short-term debt - Asbestos	50.7	13.6
Accrued payroll and employee benefits	63.0	60.6
Accrued product warranties	12.2	8.9
Income taxes payable	4.8	1.8
Asbestos liability	125.9	131.6
Workers' compensation - Asbestos	4.1	4.5
Other liabilities	11.9	7.3
Total current liabilities	399.8	377.9
Long-term debt	512.8	397.5
Deferred income taxes	82.1	88.9
Accrued product warranties	33.1	26.3
Asbestos liability	1,176.3	1,290.0
Workers' compensation - Asbestos	46.8	45.5
Other liabilities	14.7	21.0
Total liabilities	$ 2,265.6	$ 2,247.1
Commitments and contingencies (Note 14)
Shareholders' deficit:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 445,579,351 shares issued at 31 March 2016 and 445,680,673 shares issued at 31 March 2015	$ 231.4	$ 231.2
Additional paid-in capital	164.4	153.2
Accumulated deficit	(621.8)	(586.6)
Accumulated other comprehensive income (loss)	0.8	(0.4)
Total shareholders' deficit	(225.2)	(202.6)
Total liabilities and shareholders' deficit	$ 2,040.4	$ 2,044.5